ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS - Acquisition of Verdeca and other intangibles assets (Details) - Verdeca and other intangibles assets $ in Millions	Nov. 12, 2020 USD ($) shares item
ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS
Percentage of less gluten in wheat varieties	65.00%
Number of times the dietary fiber content of conventional wheat flours | item	10
Cash	$ 5
Consideration in equity	$ 15
Shares issued in exchange for the acquisition of assets | shares	1,875,000
HB4 Soy Technology
ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS
Amount to be paid for obtaining Chinese import clearance for HB4 Soy or achieving penetration of this technology in a minimum number of planted hectares	$ 2
Consideration for acquisition	$ 1
Percentage of royalty payments	6.00%
Maximum royalty payments	$ 10
Net wheat technology
ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS
Percentage of royalty payments	25.00%